SCHEDULE OF SHARE-BASED PAYMENT AWARD ASSUMPTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 09, 2025	Nov. 28, 2025	Feb. 03, 2025	Dec. 31, 2024
Business Combination [Line Items]
Stated value per preferred share	$ 0				$ 0.0001
Floor Price				$ 0.70
Risk-free interest rate		3.58%
Expected life		5 years
Expected dividend yield	0.00%	0.00%
JAK Solar Loans 1 Limited [Member]
Business Combination [Line Items]
Total consideration	$ 5,727,021
Series C Preferred Stock [Member]
Business Combination [Line Items]
Stated value per preferred share	$ 0.0001					$ 0.0001
Minimum [Member]
Business Combination [Line Items]
Expected volatility		83.12%
JAK Solar Loans 1 Limited [Member]
Business Combination [Line Items]
Stock Price	1.6800
Stated value per preferred share	1.0000
Fixed price	2.0160
Floor Price	$ 0.3360
Expected dividend yield	0.00%
Average VWAP discount	6.03%
Discount for lack of marketability	30.83%
JAK Solar Loans 1 Limited [Member] | Series C Preferred Stock [Member]
Business Combination [Line Items]
Stated value per preferred share			$ 1.00
Fixed price			$ 3.012
Floor Price	$ 0.336
Fair value per preferred share	$ 1.0413
Number of Preferred Shares issued	5,500,000
JAK Solar Loans 1 Limited [Member] | One Year Scenarios [Member]
Business Combination [Line Items]
Expected volatility	148.90%
Risk-free interest rate	3.42%
Expected life	2 years
JAK Solar Loans 1 Limited [Member] | Two Year Scenarios [Member]
Business Combination [Line Items]
Expected volatility	127.30%
Risk-free interest rate	3.41%
JAK Solar Loans 1 Limited [Member] | Two Year Scenarios [Member] | Minimum [Member]
Business Combination [Line Items]
Expected life	1 year
JAK Solar Loans 1 Limited [Member] | Two Year Scenarios [Member] | Maximum [Member]
Business Combination [Line Items]
Expected life	3 years
JAK Solar Loans 1 Limited [Member] | Three Year Scenarios [Member]
Business Combination [Line Items]
Expected volatility	135.90%
Risk-free interest rate	3.49%